Description of Business (Details) - segment	6 Months Ended	14 Months Ended	16 Months Ended
	Dec. 31, 2021	Aug. 31, 2021	Dec. 31, 2022
Segment Reporting Information [Line Items]
Number of business segments	3	2
Segment Reorganization
Segment Reporting Information [Line Items]
Number of business segments			3